Revenue	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue	REVENUE
The following tables present the Company’s revenues disaggregated by geographical region and revenue type for the nine-month periods ended September 27, 2019 and September 28, 2018 ($ in millions). Sales taxes and other usage-based taxes collected from customers are excluded from revenue.

	Specialty Products & Technologies	Equipment & Consumables	Total
Nine-Month Period Ended September 27, 2019:
Geographical region:
North America	$450.7	$515.7	$966.4
Western Europe	234.7	209.0	443.7
High-growth markets (a)	257.8	232.2	490.0
Other developed markets (a)	70.7	60.3	131.0
Total	$1,013.9	$1,017.2	$2,031.1

Revenue type:
Consumables, services and spare parts	$956.6	$532.7	$1,489.3
Equipment, software and other systems	57.3	484.5	541.8
Total	$1,013.9	$1,017.2	$2,031.1

Nine-Month Period Ended September 28, 2018:
Geographical region:
North America	$447.1	$530.1	$977.2
Western Europe	253.2	230.1	483.3
High-growth markets (a)	249.2	242.3	491.5
Other developed markets (a)	73.1	60.4	133.5
Total	$1,022.6	$1,062.9	$2,085.5

Revenue type:
Consumables, services and spare parts	$970.5	$543.0	$1,513.5
Equipment, software and other systems	52.1	519.9	572.0
Total	$1,022.6	$1,062.9	$2,085.5
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(a)
The Company defines high-growth markets as developing markets of the world experiencing extended periods of accelerated growth in gross domestic product and infrastructure which include Eastern Europe, the Middle East, Africa, Latin America and Asia (with the exception of Japan).  The Company defines developed markets as all markets that are not high-growth markets.

The Company sells equipment to customers as well as consumables, spare parts and services. The Company’s Equipment & Consumables products include traditional consumables such as bonding agents and cements, impression materials, infection prevention products and restorative products, while the Company’s equipment products include treatment units, instruments, digital imaging systems, software and other visualization and magnification systems. The Company’s Specialty Products & Technologies products include implants, prosthetics, orthodontic brackets, aligners and lab products.
Remaining performance obligations related to ASC 606, Revenue From Contracts With Customers (“ASC 606”), represent the aggregate transaction price allocated to performance obligations with an original contract term greater than one year which are fully or partially unsatisfied at the end of the period. Remaining performance obligations include noncancelable purchase orders, extended warranty and service and do not include revenue from contracts with customers with an original term of one year or less. While the remaining performance obligation disclosure is similar in concept to backlog, the definition of remaining performance obligations excludes contracts that provide the customer with the right to cancel or terminate for convenience with no substantial penalty, even if historical experience indicates the likelihood of cancellation or termination is remote. Additionally, the Company has elected to exclude contracts with customers with an original term of one year or less from remaining performance obligations while these contracts are included within backlog.
As of September 27, 2019, the aggregate amount of the transaction price allocated to remaining performance obligations was $23 million and the Company expects to recognize revenue on the majority of this amount over the next 12 months.
The Company often receives cash payments from customers in advance of the Company’s performance resulting in contract liabilities. These contract liabilities are classified as either current or long-term in the Consolidated and Combined Condensed Balance Sheets based on the timing of when the Company expects to recognize revenue. As of September 27, 2019 and December 31, 2018, contract liabilities were $52 million and $62 million, respectively, and are included within accrued expenses and other liabilities and other long-term liabilities in the accompanying Consolidated and Combined Condensed Balance Sheets. Revenue recognized during the nine-month periods ended September 27, 2019 and September 28, 2018 that was included in the contract liability balance on December 31, 2018 and at the date of adoption of ASC 606 on January 1, 2018 was $46 million and $51 million, respectively. Contract liabilities are reported on the accompanying Consolidated and Combined Condensed Balance Sheets on a contract-by-contract basis.
REVENUE
The following table presents the Company’s revenues disaggregated by geographical region and revenue type for the year ended December 31, 2018 ($ in millions). Sales taxes and other usage-based taxes collected from customers are excluded from revenues. The Company defines high-growth markets as developing markets of the world experiencing extended periods of accelerated growth in gross domestic product and infrastructure which includes Eastern Europe, the Middle East, Africa, Latin America and Asia (with the exception of Japan and Australia). The Company defines developed markets as all markets of the world that are not high-growth markets.

	Specialty Products & Technologies	Equipment & Consumables	Total
Geographical region:
North America	$605.5	$744.9	$1,350.4
Western Europe	340.8	318.8	659.6
Other developed markets	97.0	82.9	179.9
High-growth markets	326.5	328.1	654.6
Total	$1,369.8	$1,474.7	$2,844.5

Revenue type:
Consumables, services and spare parts	$1,297.5	$742.3	$2,039.8
Equipment, software and other systems	72.3	732.4	804.7
Total	$1,369.8	$1,474.7	$2,844.5

The Company sells equipment to customers as well as consumables, spare parts and services. The Company’s Equipment & Consumables products include traditional consumables such as bonding agents and cements, impression materials, infection prevention products and restorative products, while the Company’s equipment products includes treatment units, instruments, digital imaging systems, software and other visualization and magnification systems. The Company’s Specialty Products & Technologies products include implants, prosthetics, orthodontic brackets, aligners and lab products.
Remaining Performance Obligations
ASC 606 requires disclosure of remaining performance obligations that represent the aggregate transaction price allocated to performance obligations with an original contract term greater than one year which are fully or partially unsatisfied at the end of the period. Remaining performance obligations include noncancelable purchase orders, extended warranty and service and do not include revenue from contracts with customers with an original term of one year or less. While the remaining performance obligation disclosure is similar in concept to backlog, the definition of remaining performance obligations excludes contracts that provide the customer with the right to cancel or terminate for convenience with no substantial penalty, even if historical experience indicates the likelihood of cancellation or termination is remote. Additionally, the Company has elected to exclude contracts with customers with an original term of one year or less from remaining performance obligations while these contracts are included within backlog.
As of December 31, 2018, the aggregate amount of the transaction price allocated to remaining performance obligations was $25 million and the Company expects to recognize revenue on the majority of this amount over the next 12 months.
Contract Liabilities
The Company often receives cash payments from customers in advance of the Company’s performance resulting in contract liabilities. These contract liabilities are classified as either current or long-term in the Combined Balance Sheet based on the timing of when the Company expects to recognize revenue. As of December 31, 2018 and at the date of adoption of ASC 606, contract liabilities were $62 million and $68 million, respectively, and are included within accrued expenses and other liabilities and other long-term liabilities in the accompanying Combined Balance Sheet. The decrease in the contract liability balance during the year ended December 31, 2018 is primarily as a result of revenue recognized during the period that was included in the contract liability balance at the date of adoption, partially offset by cash payments received in advance of satisfying performance obligations. Revenue recognized during the year ended December 31, 2018 that was included in the contract liability balance at the date of adoption was $60 million. Contract liabilities are reported on the accompanying Combined Balance Sheet on a contract-by-contract basis.